Balanced Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Investment Companies (93.3%)	Shares/ Par +	Value $ (000’s)
Domestic Equity (35.5%)
iShares Core S&P 500 ETF	5,000	1,292
iShares Core S&P Mid-Cap ETF	178,600	25,693
iShares Russell 2000 ETF	203,200	23,258
iShares Russell Mid-Cap ETF	12,400	535
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio £	41,921,622	54,037
Northwestern Mutual Series Fund, Inc., Equity Income Portfolio £	41,433,492	52,704
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio £	22,502,544	63,300
Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio £	44,313,881	122,439
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio £	60,727,131	56,719
Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio £	44,051,910	57,972
Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio £	71,593,789	55,414
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio £	28,854,014	74,876
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio £	62,017,196	74,297
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio £	9,246,089	18,594
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio £	11,409,073	17,022
Total		698,152

Fixed Income (47.2%)
iShares Core U.S. Aggregate Bond ETF	121,500	14,018
Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio £	175,210,641	114,763
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio £	594,771,123	788,667
Northwestern Mutual Series Fund, Inc., Short- Term Bond Portfolio £	9,775,171	10,156
Total		927,604

Investment Companies (93.3%)	Shares/ Par +	Value $ (000’s)
Foreign Equity (10.6%)
iShares Core MSCI EAFE ETF £	189,000	9,442
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio £	20,764,216	17,130
Northwestern Mutual Series Fund, Inc., International Equity Portfolio £	27,863,328	34,746
Northwestern Mutual Series Fund, Inc., International Growth Portfolio £	29,020,120	44,459
Northwestern Mutual Series Fund, Inc., Research International Core Portfolio £	118,277,752	102,783
Total		208,560

Total Investment Companies (Cost: $1,915,537)		1,834,316

Short-Term Investments (4.4%)
Commercial Paper (1.1%)
Marriott International, Inc. 0.000%, 4/16/20 144A	10,000,000	9,986
The Southern Co. 0.000%, 4/6/20 144A	10,000,000	9,995
Total		19,981

Money Market Funds (3.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.320%#	59,738,247	59,738
Total		59,738

US Government & Agencies (0.3%)
Federal Home Loan Bank
0.000%, 4/20/20b	3,000,000	3,000
0.000%, 7/31/20b	3,000,000	2,999
Total		5,999

Total Short-Term Investments (Cost: $85,725)		85,718

Total Investments (97.7%) (Cost: $2,001,262)@		1,920,034

Other Assets, Less Liabilities (2.3%)		45,736

Net Assets (100.0%)		1,965,770

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
E-Mini S&P 500 Futures	Long	USD	21	401	6/20	$51,523	$1,275	$(587)
							$1,275	$(587)

Balanced Portfolio

	Financial Derivative Assets			Financial Derivative Liabilities
Market Value (000’s) Options
	Variation Margin (000’s)			Variation Margin (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total
Total Exchange-Traded or Centrally Cleared Derivatives	$–	$–	$–	$–	$(587)	$(587)	$–

+	All par is stated in U.S Dollar unless otherwise noted.
£	Affiliated Company
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020 the value of these securities (in thousands) was $19,981 representing 1.0% of the net assets.

#	7-Day yield as of 3/31/2020.
b

Cash or securities with an aggregate value of $5,999 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 3/31/2020.

@

At March 31, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $2,001,262 and the net unrealized depreciation of investments based on that cost was $79,953 which is comprised of $57,056 aggregate gross unrealized appreciation and $137,009 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2020.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$1,834,316	$—	$—
Short-Term Investments
Money Market Funds	59,738	—	—
All Others	—	25,980	—
Other Financial Instruments^
Futures	1,275	—	—

Total Assets:	$1,895,329	$25,980	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand